Powershares Global Water Portfolio
PowerShares Global Water Portfolio Summary Information
Investment Objective
The PowerShares Global Water Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX Global Water IndexSM (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares Global Water Portfolio Powershares Global Water Portfolio
Management Fees	0.75%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%	[1]
[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Powershares Global Water Portfolio | Powershares Global Water Portfolio | USD ($)	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Principal Investment Strategies
The Fund will invest at least 90% of its total assets in the securities of companies listed on a global exchange that create products designed to conserve and purify water for homes, businesses and industries that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on the securities in the Underlying Index. The Fund anticipates that the majority of its investments will be in the securities that comprise the Underlying Index rather than in ADRs and GDRs. The Underlying Index was created by, and is a trademark of, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”). A security must have a worldwide market capitalization of $50 million to be included in the Underlying Index. The Underlying Index may be comprised of common stocks, ordinary shares, depositary receipts, depositary shares, Dutch certificates, shares of beneficial interest, stapled securities and tracking stocks and also may include companies in emerging market countries.

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Risks of Investing in the Water Industry. The Fund’s investments in the water industry may underperform relative to the general market, returns on investments in other sectors or fixed-income securities. The water industry can be significantly affected by the availability of water, the level of rainfall and the occurrence of other climactic and environmental events, changes in water consumption and water conservation. Furthermore, because the Fund will focus its investments in tracking just the water industry, economic downturns and global and domestic events affecting the water industry will have a greater impact on the Fund than would be the case if the Fund’s investments were more diversified. These events may include governmental regulation and institutional change, inflation, an increase in the cost of raw materials, an increase in interest rates, technological advances, changes in consumer sentiment and spending and changes in government spending.

Industry Concentration Risk. In following its methodology, the Underlying Index will be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Utilities Sector Risk. Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

Tracking Stock Risk. Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), the Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Small -and Mid-Capitalization Company Risk. Investing in securities of small-and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.powershares.com.
Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
35.49% (2nd Quarter 2009)	(23.96)% (3rd Quarter 2008)

Average Annual Total Returns for the Periods Ended December 31, 2016
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Powershares Global Water Portfolio		1 Year	5 Years	Since Inception	Inception Date
Powershares Global Water Portfolio		0.91%	7.54%	(0.38%)	Jun. 13, 2007
Powershares Global Water Portfolio | Return After Taxes on Distributions		0.52%	7.22%	(0.54%)	Jun. 13, 2007
Powershares Global Water Portfolio | Return After Taxes on Distributions and Sale of Fund Shares		0.75%	6.01%	(0.17%)	Jun. 13, 2007
NASDAQ OMX Global Water Index℠ (reflects no deduction for fees, expenses or taxes)	[1]	1.40%	9.04%
Blended—NASDAQ OMX Global Water Index℠ (reflects no deduction for fees, expenses or taxes)	[2]	1.40%	8.00%	0.22%	Jun. 13, 2007
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		1.00%	6.53%	(0.03%)	Jun. 13, 2007
[1]	Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Global Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX Global Water Index℠. “Since Inception” performance for the NASDAQ OMX Global Water Index℠ is not available because that Index did not commence until July 27, 2011.
[2]	The data shown as “Blended” is comprised of the performance of the Palisades Global Water Index from Fund inception to the conversion date, March 1, 2012, followed by the performance of the NASDAQ OMX Global Water Index℠ starting at the conversion date and through December 31, 2016.